Results of operation - Other operating expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Results of operation
Recoverable cash advances Initial measurement and re-measurement	€ 5,000	€ 6,000	€ 18,000	€ 39,000
R&D incentives (Australia)	137,000	268,000	251,000	289,000
Capitalization of R&D incentive	(84,000)	(8,000)	(20,000)	(8,000)
Other income/(expenses)		(47,000)		(55,000)
Total Other Operating Income	€ 58,000	€ 219,000	€ 249,000	€ 265,000